Leases - Amounts recognized in profit and loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Leases
Depreciation of right-of-use assets	$ (320,443)	$ (269,351)	[1]	$ (236,417)	[1]
Interest expense on lease liabilities and aircraft and engine lease return obligation	(174,769)	(128,159)		(108,907)
Aircraft and engine variable lease expenses	(124,532)	(83,373)	[1]	(85,957)	[1]
Total amount recognized in profit or loss	(619,744)	(480,883)		(431,281)
Cash outflow for leases	449,004	458,968		284,363
Changes to lease payments that arose from concessions of lease modifications				8,880
Supplemental Rent	58,658	55,668		$ 65,986
Increase in the right-of-use assets from exercise of extension options	$ 30,653	$ 66,850

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.